Note 13 - Commitments, Contingencies and Pledged Assets	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

13. Commitments, contingencies and pledged assets:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Credit asset commitments	$600,220	$589,005	$591,162
Letters of credit	43,526	46,849	47,651

	$643,746	$635,854	$638,813

As at July 31, 2026, the Bank had pledged assets with a carrying amount of $8.1 million ( October 31, 2025 — $20.9 million) as collateral for the foreign exchange swap and forward contract arrangements and letter of credit obligations. The Bank retains substantially all the risks and rewards associated with these assets and accordingly continues to recognize them on the Consolidated Statement of Financial Position. Included in pledged assets as at July 31, 2026 is $6.0 million ( October 31, 2025 – $9.1 million) of cash collateral securing letter of credit facilities.